Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000167850 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000167850 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167850 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000167850 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167850 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167850 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167850 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167850 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167850 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167850 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167850 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000167850 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167850 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167850 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167850 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167850 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167850 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167850 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167850 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167850 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167850 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000167850 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000167850 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167850 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167850 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167850 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167850 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167850 | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000167850 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000167848 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000167848 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167848 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000167848 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167848 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167848 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167848 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167848 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167848 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167848 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167848 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000167848 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167848 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167848 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167848 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167848 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167848 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167848 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167848 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167848 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167848 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000167848 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000167848 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167848 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167848 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167848 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167848 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167848 | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000167848 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000167849 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000167849 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167849 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000167849 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167849 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167849 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167849 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167849 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167849 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167849 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167849 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000167849 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000167849 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167849 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167849 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167849 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000167849 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000167849 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167849 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000167849 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000167849 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000167849 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000167849 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000167849 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167849 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000167849 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000167849 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167849 | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000167849 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000188122 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000188122 | MercadoLibre, Inc.FR_58733R102
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000188122 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188122 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188122 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188122 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188122 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188122 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188122 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188122 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000188122 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000188122 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188122 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188122 | SectorIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188122 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000188122 | SectorBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000188122 | SectorAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188122 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000188122 | SectorFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188122 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000188122 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000188122 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000188122 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000188122 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000188122 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000188122 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000188122 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000188122 | China
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000188122 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.60%
C000105120 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105120 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105120 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105120 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000105120 | B
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000105120 | BB
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000105120 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000105120 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000105120 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105120 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105120 | SectorConsumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105120 | SectorDiversified Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105120 | SectorBrokerage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105120 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105120 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105120 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105120 | SectorMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105120 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105120 | SectorRetailers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105120 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000105118 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105118 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105118 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105118 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000105118 | B
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000105118 | BB
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000105118 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000105118 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000105118 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105118 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105118 | SectorConsumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105118 | SectorDiversified Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105118 | SectorBrokerage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105118 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105118 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105118 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105118 | SectorMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105118 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105118 | SectorRetailers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105118 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000105119 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105119 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105119 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000105119 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000105119 | B
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000105119 | BB
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000105119 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000105119 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000105119 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000105119 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105119 | SectorConsumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000105119 | SectorDiversified Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105119 | SectorBrokerage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105119 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105119 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105119 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000105119 | SectorMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000105119 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000105119 | SectorRetailers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000105119 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000188118 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000188118 | U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000188118 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000188118 | CCC
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000188118 | B
Holdings [Line Items]
Percent of Net Asset Value	64.70%
C000188118 | BB
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000188118 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000188118 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000188118 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000188118 | SectorCollateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000188118 | SectorConsumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000188118 | SectorDiversified Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188118 | SectorBrokerage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000188118 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188118 | SectorProperty & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000188118 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000188118 | SectorMedia Entertainment
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188118 | SectorHealthcare
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000188118 | SectorRetailers
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000188118 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000115833 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115833 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115833 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000115833 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000115833 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115833 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115833 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115833 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115833 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115833 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115833 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000115833 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000115833 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115833 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115833 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115833 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000115833 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115833 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000115833 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115833 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115833 | SectorConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115833 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115833 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115833 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115833 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115833 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000115831 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115831 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115831 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000115831 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000115831 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115831 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115831 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115831 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115831 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115831 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115831 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000115831 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000115831 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115831 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115831 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115831 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000115831 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115831 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000115831 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115831 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115831 | SectorConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115831 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115831 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115831 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115831 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115831 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000115832 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115832 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000115832 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000115832 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000115832 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115832 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115832 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115832 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115832 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115832 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115832 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000115832 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000115832 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115832 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115832 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115832 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000115832 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000115832 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000115832 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000115832 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000115832 | SectorConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000115832 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115832 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000115832 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115832 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115832 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000188120 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188120 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000188120 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000188120 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000188120 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188120 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188120 | Intercontinental Exchange, Inc.FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188120 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188120 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188120 | Zoetis, Inc.FR_98978V103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188120 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000188120 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000188120 | SectorHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188120 | SectorEntertainment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000188120 | SectorPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000188120 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000188120 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000188120 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000188120 | SectorElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000188120 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000188120 | SectorConstruction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000188120 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188120 | SectorBanks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000188120 | SectorGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188120 | SectorCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188120 | SectorChemicals
Holdings [Line Items]
Percent of Net Asset Value	5.40%